Management Risks - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities according to their remaining contractual maturities [Abstract]
Deposits in Central Bank	R$ 98,837	R$ 85,700
Securities under guarantee transactions	3,664	4,329
Payment to merchants	53,687	43,837
Amount of liabilities from transactions related to credit assignments	R$ 4,931	R$ 5,711